Expense Example - iShares iBonds Dec 2028 Term Treasury ETF - iShares iBonds Dec 2028 Term Treasury ETF	Mar. 01, 2021 USD ($)
Expense Example:
1 Year	$ 7
3 Years	23
5 Years	40
Maturity	$ 66